PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
	2022	2021
Prepaid service charges and property taxes	$55	$58
Prepaid utilities	51	51
Prepaid insurance	358	412
Prepaid administrative expenses	35	63
Prepaid technical fees	22	141
Prepaid consulting fees	304	27
VAT receivable	195	50
Other receivable and other prepaid expenses	36	—
Total prepaid expenses and other current assets	$1,056	$802

As of December 31, 2022 and 2021, there was $169 thousand and $217 thousand, respectively, of non-current prepaid insurance related to directors’ and officers’ liability insurance that was included in the amounts above.